Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO	Compensa-tion Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return		Peer Group Total Shareholder Return	Net Income (in millions)	Consolidated Adjusted OFCF (in millions)
(a)	($)(b)	($)(c)(1)	($)(d)(2)	($)(e)(3)	LILA ($)(f)(4)	LILAK ($)(g)(4)	($)(h)(4)	($)(i)	($)(j)(5)
2022	15,745,617	6,402,860	4,131,692	2,423,503	41.42	41.51	92.13	(201.9)	930.0
2021	37,576,803	31,662,646	6,226,351	5,596,550	64.13	62.27	115.30	(487.8)	961.0
2020	16,478,363	4,646,463	3,768,484	1,346,056	61.22	60.58	118.31	(809.0)	819.0

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Nair, who has served as our CEO since 2017) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Nair) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Christopher Noyes, Aamir Hussain, Rocio Lorenzo and John Winter; (ii) for 2021, Christopher Noyes, Betzalel Kenigsztein, Vivek Khemka, Rocio Lorenzo and John Winter; and (iii) for 2020, Christopher Noyes, Betzalel Kenigsztein, Vivek Khemka and John Winter.
PEO Total Compensation Amount	$ 15,745,617	$ 37,576,803	$ 16,478,363
PEO Actually Paid Compensation Amount	$ 6,402,860	31,662,646	4,646,463
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Nair, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Nair’s total compensation for each year to determine the compensation actually paid. With respect to equity award adjustments for each applicable year as disclosed in the table below, the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table (SCT) Total Compensation	15,745,617	37,576,803	16,478,363
Less: Stock Award Values Reported in SCT for the Covered Year	6,584,633	9,250,842	7,643,161
Less: Option Award Values Reported in SCT for the Covered Year	5,233,911	26,310,008	4,054,074
Plus: Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year	8,618,664	26,090,146	3,591,446
Plus: Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	4,586,827	2,325,618	3,555,468
Plus/Less: Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(8,446,922)	101,420	(3,754,371)
Plus/Less: Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(2,282,782)	1,500,004	(3,430,912)
Less: Fair Value of Equity Awards Forfeited during the Covered Year	0	370,495	96,296
Plus: Value of Dividends or other Earnings Paid on Equity Awards	0	0	0
Compensation Actually Paid	6,402,860	31,662,646	4,646,463

Non-PEO NEO Average Total Compensation Amount	$ 4,131,692	6,226,351	3,768,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,423,503	5,596,550	1,346,056
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs identified in footnote 2 as a group (excluding Mr. Nair), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the NEOs as a group (excluding Mr. Nair) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1. With respect to equity award adjustments for each applicable year as disclosed in the table below, the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As required by Item 402(v) of Regulation S-K, we are also presenting the graph below which compares the compensation actually paid to Mr. Nair and our other NEOs to the TSRs of our LILA and LILAK shares. This graph also compares the TSRs of our LILA and LILAK shares to the TSR of the MSCI Emerging Markets NTR Index, which is our peer group index in the 2022 Form 10-K. The TSRs reflected in the chart below assume reinvestment of dividends, where applicable, and that $100 was invested at the market close on December 31, 2019.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph compares Mr. Nair and our NEOs’ compensation actually paid to our net income for 2020, 2021 and 2022, as required by Item 402(v) of Regulation S-K.
Tabular List [Table Text Block]

Most Important Financial Measures for 2022
•Consolidated adjusted OFCF
•Revenue

Peer Group Total Shareholder Return Amount	$ 92.13	115.30	118.31
Net Income (Loss)	$ (201,900,000)	$ (487,800,000)	$ (809,000,000.0)
Company Selected Measure Amount	930,000,000.0	961,000,000.0	819,000,000.0
PEO Name	Mr. Nair
Additional 402(v) Disclosure [Text Block]	The total shareholder return (TSR) in columns (f), (g) and (h) compares the changes in the cumulative TSR on our LILA and LILAK shares from market close on December 31, 2019 to December 31 of each of 2020, 2021 and 2022, to the change in the cumulative TSR of the MSCI Emerging Markets NTR Index, which is our peer group index in the 2022 Form 10-K (assuming reinvestment of dividends, where applicable, and that $100 was invested at the market close on December 31, 2019.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
We view consolidated adjusted OFCF as the most important financial measure linking our NEOs’ compensation actually paid to our performance, with performance on that measure accounting for 50%, 50% and 45% of our annual bonus program for 2020, 2021 and 2022, respectively. Accordingly, the graph below reflects general alignment between our consolidated adjusted OFCF and compensation actually paid to Mr. Nair and our other NEOs for 2020 through 2022.

Measure Name	•Consolidated adjusted OFCF
Non-GAAP Measure Description [Text Block]	Consolidated adjusted OFCF is OFCF as adjusted each year in accordance with our annual bonus program and for certain other unbudgeted events that the compensation committee, in its discretion and consistent with past practice, determined distorted performance against the financial performance metrics. Historically, OFCF adjustments apply foreign currency exchange rates for the covered year to our OFCF for the immediately preceding year and include the impact of acquisitions, dispositions, volcanic activity, hurricanes and power outages. OFCF is defined as (i) operating income before depreciation and amortization, share-based compensation, provisions and provision releases related to significant litigation and impairment, restructuring and other operating items, less (ii) property and equipment additions. Other operating items include (i) gains and losses on the disposition of long-lived assets, (ii) third-party costs directly associated with successful and unsuccessful acquisitions and dispositions, including legal, advisory and due diligence fees, as applicable, and (iii) other acquisition-related items, such as gains and losses on the settlement of contingent consideration.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Revenue
LILA [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	$ 41.42	$ 64.13	$ 61.22
LILAK [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	41.51	62.27	60.58
PEO [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,584,633	9,250,842	7,643,161
PEO [Member] | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,233,911	26,310,008	4,054,074
PEO [Member] | Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,618,664	26,090,146	3,591,446
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,586,827	2,325,618	3,555,468
PEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,446,922)	101,420	(3,754,371)
PEO [Member] | Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,282,782)	1,500,004	(3,430,912)
PEO [Member] | Fair Value of Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	370,495	96,296
PEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,473,926	2,378,476	1,886,789
Non-PEO NEO [Member] | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,889,400	3,201,316	896,581
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,401,316	4,198,700	828,292
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	463,653	547,688	902,880
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(877,818)	42,388	(665,346)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(332,014)	228,924	(679,018)
Non-PEO NEO [Member] | Fair Value of Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	67,708	25,867
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0